Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	Sandstorm Gold Ltd.
Entity Central Index Key	0001434614
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY